Term Loan Obligations - Face Value to Book Value Reconciliation (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Reconciliation of Face Value to Book Value [Abstract]
Total debt and lease obligations, including final payment fee (Face Value)	$ 14,743
Less: Debt discount	(541)
Total obligation	$ 14,202